Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.69303%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,779,206.78

Principal:
Principal Collections	$31,252,247.84
Prepayments in Full	$13,127,487.29
Liquidation Proceeds	$218,970.19
Recoveries	$625.00
Sub Total	$44,599,330.32
Collections	$50,378,537.10

Purchase Amounts:
Purchase Amounts Related to Principal	$52,435.67
Purchase Amounts Related to Interest	$415.29
Sub Total	$52,850.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,431,388.06

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,431,388.06
Servicing Fee	$1,283,711.74	$1,283,711.74	$0.00	$0.00	$49,147,676.32
Interest - Class A-1 Notes	$656,389.23	$656,389.23	$0.00	$0.00	$48,491,287.09
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$47,826,287.09
Interest - Class A-2b Notes	$1,815,444.01	$1,815,444.01	$0.00	$0.00	$46,010,843.08
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$43,635,509.75
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$43,322,384.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,322,384.75
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$43,114,833.92
Second Priority Principal Payment	$586,972.10	$586,972.10	$0.00	$0.00	$42,527,861.82
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,527,861.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,527,861.82
Regular Principal Payment	$152,188,010.46	$42,527,861.82	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,431,388.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$586,972.10
Regular Principal Payment					$42,527,861.82
Total					$43,114,833.92

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,114,833.92	$141.36	$656,389.23	$2.15	$43,771,223.15	$143.51
Class A-2a Notes	$0.00	$0.00	$665,000.00	$4.43	$665,000.00	$4.43
Class A-2b Notes	$0.00	$0.00	$1,815,444.01	$4.43	$1,815,444.01	$4.43
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,114,833.92	$27.31	$6,032,842.40	$3.82	$49,147,676.32	$31.13

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$152,774,982.56	0.5009016	$109,660,148.64	0.3595415
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,426,684,982.56	0.9035885	$1,383,570,148.64	0.8762818

Pool Information
Weighted Average APR	4.822%	4.832%
Weighted Average Remaining Term	53.49	52.71
Number of Receivables Outstanding	44,184	43,465
Pool Balance	$1,540,454,091.88	$1,495,696,633.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,435,277,583.53	$1,394,538,010.46
Pool Factor	0.9079208	0.8815414

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$101,158,623.27
Targeted Overcollateralization Amount	$151,225,067.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,126,485.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$106,317.16
(Recoveries)		1	$625.00
Net Loss for Current Collection Period			$105,692.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0823%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0144%
Prior Collection Period			0.0130%
Current Collection Period			0.0835%
Four Month Average (Current and Prior Three Collection Periods)			0.0278%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		222	$143,053.47
(Cumulative Recoveries)			$625.00
Cumulative Net Loss for All Collection Periods			$142,428.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0084%

Average Realized Loss for Receivables that have experienced a Realized Loss			$644.39
Average Net Loss for Receivables that have experienced a Realized Loss			$641.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	153	$6,309,178.97
61-90 Days Delinquent	0.08%	28	$1,215,198.63
91-120 Days Delinquent	0.03%	7	$375,884.91
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.53%	188	$7,900,262.51

Repossession Inventory:
Repossessed in the Current Collection Period		11	$492,857.82
Total Repossessed Inventory		21	$1,049,533.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0400%
Prior Collection Period			0.0521%
Current Collection Period			0.0805%
Three Month Average			0.0575%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1064%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$4,130,788.89
2 Months Extended	95	$4,139,315.27
3+ Months Extended	14	$639,125.50

Total Receivables Extended	196	$8,909,229.66
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer